Reserves - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Final dividend proposed after the end of the reporting year, per share	¥ 0	¥ 0
Capital injection by non-controlling interests in subsidiaries	¥ 4,221		¥ 72
Adjustments in carrying amount of interest in associates relating to changes in an associate's reserves	(7)	¥ 44	¥ 4
Acquisition of non-controlling interests in a subsidiary	(260)	(24)
Other reserve [member]
Disclosure of reserves within equity [line items]
Appropriations to reserves	0	181
Capital injection by non-controlling interests in subsidiaries	700
Adjustments in carrying amount of interest in associates relating to changes in an associate's reserves	(7)	44
Acquisition of non-controlling interests in a subsidiary	¥ (155)	¥ (10)